SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2019 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	MUNICIPAL BONDS — 100.4%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2020 - 12/1/2024	$ 3,225,000	$ 3,638,108
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	539,050
	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,078,100
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,890,530
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	5,185,220
[a]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,543,650
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024	1,000,000	1,101,220
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2020 - 9/2/2023	6,225,000	6,817,329
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	1,990,000	2,413,134
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2020 - 11/15/2023	3,025,000	3,245,153
	California (Children’s Hospital of Orange County Obligated Group) HFFA,
	4.00% due 11/1/2020	750,000	769,125
	5.00% due 11/1/2021 - 11/1/2028	4,295,000	5,169,773
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2022	1,000,000	1,047,250
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,859,830
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	3,000,000	3,786,570
	California (St. Joseph Health System) HFFA,
	Series A, 5.00% due 7/1/2024	1,000,000	1,135,340
[a]	Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,575,000	5,739,128
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2022	2,000,000	2,099,160
	California Educational Facilities Authority (Pitzer College) ETM, 5.00% due 4/1/2020	1,445,000	1,459,522
	California Infrastructure and Economic Development Bank (California Academy of Sciences),
[b]	Series C, 1.626% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	4,985,000	4,980,563
[b]	Series D, 1.626% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	6,000,000	5,994,660
[b]	California Infrastructure and Economic Development Bank (J Paul Getty Trust), Series B1, 1.40% (LIBOR 1 Month + 0.20%) due 10/1/2047 (put 4/1/2021)	1,000,000	999,920
	California Infrastructure and Economic Development Bank (King City High School), 5.25% due 8/15/2020	515,000	517,632
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 1.913% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	6,250,000	6,257,937
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2020 - 7/1/2027	1,050,000	1,229,930
[a,c]	California Municipal Finance Authority, Series A, 2.00% due 2/1/2039 (put 2/3/2020)	4,000,000	4,002,480
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	555,000	608,754
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2020 - 10/1/2027	3,215,000	3,670,502
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,206,400
	California Municipal Finance Authority (CHF-DAVIS I, LLC-WEST VILLAGE; Insured: BAM), 5.00% due 5/15/2028	2,905,000	3,653,125
[a,d]	California Municipal Finance Authority (Republic Services, Inc. Project), 1.30% due 9/1/2021 (put 4/1/2020)	11,000,000	11,000,000
[a]	California Pollution Control Financing Authority AMT, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,163,059
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	615,002
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,780,000	15,552,176
	Series G, 5.00% due 11/1/2022	1,500,000	1,666,785
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,691,736
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,623,804
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	8,018,640
	California State Public Works Board (University of California; Insured: Natl-Re) ETM, Series A, 5.00% due 6/1/2020	1,185,000	1,205,275
	California State Public Works Board (Various State Participating Agency Capital Projects), Series A1, 5.125% due 3/1/2021 (pre-refunded 3/1/2020)	1,635,000	1,646,281
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	2,135,250
	California Statewide Communities Development Authority (CHF-Irvine, LLC), Series A, 5.00% due 5/15/2027	500,000	609,970
	California Statewide Communities Development Authority (Cottage Health System),
	4.00% due 11/1/2021	150,000	157,596
	5.00% due 11/1/2020 - 11/1/2025	710,000	804,740
[e]	California Statewide Communities Development Authority (Irvine Apartment Communities L.P.; LOC: Wells Fargo Bank N.A.) AMT, Series W-2, 1.65% due 9/15/2029 (put 1/2/2020)	800,000	800,000
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2021 - 5/15/2027	2,760,000	3,115,596
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2003-D-REMK, 5.00% due 5/1/2033 (put 11/1/2029)	3,500,000	4,570,580
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2020 - 1/1/2024	1,705,000	1,818,399
[a]	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	5,073,814
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	4,015,000	3,248,657
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	580,190
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	662,799
	Central Valley Financing Authority (Carson Ice) ETM, 5.25% due 7/1/2020	500,000	510,780
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	702,212

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2019 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	$ 1,400,000	$ 1,601,190
	City of Burbank (Burbank Water and Power System), Series A, 5.00% due 6/1/2020	625,000	635,562
	City of Chula Vista (Capital Facilities Project) COP ETM, 5.25% due 3/1/2020	1,300,000	1,309,126
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	2,019,685
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,345,770
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2021 - 3/1/2023	2,270,000	2,483,802
[c,e]	City Of Irvine Reassessment District No. 05-21 (Public Improvements; LOC U.S. Bank N.A.), Series A, 1.39% due 9/2/2050 (put 1/2/2020)	4,990,000	4,990,000
	City of Manteca (Water Supply System), 5.00% due 7/1/2021 - 7/1/2023	1,650,000	1,770,787
	City of Norco CA, 5.00% due 9/1/2025	1,000,000	1,194,440
	City of San Jose Financing Authority (Civic Center Project),
	Series A,
	4.00% due 6/1/2021	1,000,000	1,043,800
	5.00% due 6/1/2020 - 6/1/2024	3,095,000	3,417,419
	City of Torrance (Torrance Memorial Medical Center), Series A, 5.00% due 9/1/2020	1,155,000	1,184,106
	Compton (Insured: BAM) USD GO, Series B, 5.00% due 6/1/2028 - 6/1/2029	1,625,000	2,028,777
[b]	Contra Costa Transportation Authority, Series A, 1.45% (LIBOR 1 Month + 0.25%) due 3/1/2034 (put 9/1/2021)	7,500,000	7,500,075
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2020 - 6/1/2024	6,000,000	6,484,345
	County of Monterey (Natividad Medical Center; Insured: AGM) COP, 5.25% due 8/1/2021	3,700,000	3,712,543
	Desert Sands (Educational Facilities; Insured: BAM) USD COP, 5.00% due 3/1/2020 - 3/1/2021	1,780,000	1,836,466
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,800,656
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1),
	4.00% due 9/1/2020	575,000	586,253
	5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,381,131
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,426,815
	Fresno County (Educational Facilities; Insured: Natl-Re) USD GO,
	Series B, 5.00% due 2/1/2020	2,510,000	2,517,731
	Series C, 5.90% due 8/1/2020	720,000	740,182
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,464,930
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,353,540
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,735,000	3,106,981
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2020 - 6/1/2025	3,495,000	3,963,741
	Imperial Irrigation District Electric System Revenue, Series C, 5.00% due 11/1/2024 (pre-refunded 11/1/2020)	500,000	517,075
	Jurupa Public Financing Authority (Community Services District-Eastvale Area; Insured: AGM), Series A, 4.50% due 9/1/2020	945,000	966,603
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2), Series A, 5.00% due 9/1/2021 - 9/1/2023	4,500,000	4,996,520
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2020 - 10/1/2023	4,145,000	4,421,182
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,406,020
	Series D,
[f]	5.00% due 7/1/2022	2,750,000	3,018,070
	5.00% due 7/1/2024	3,000,000	3,515,760
	Los Angeles (Insured: BAM) USD GO, Series B-1, 5.00% due 7/1/2029	2,500,000	3,164,125
	Los Angeles Community College District (Facilities Projects) GO, Series J, 5.00% due 8/1/2026	1,000,000	1,245,060
	Los Angeles County,
[f]	5.00% due 6/25/2020	10,000,000	10,193,700
	5.00% due 6/30/2020	5,000,000	5,099,150
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	2,079,682
	Los Angeles County Schools USD, Series A-2, 3.00% due 6/1/2020	7,000,000	7,063,490
	Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2029	4,000,000	4,804,680
	Series B, 5.00% due 5/15/2025 - 5/15/2026	10,220,000	12,331,383
	Los Angeles Department of Water, Series A, 5.00% due 7/1/2027	1,565,000	2,003,310
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	976,435
	Los Angeles Department of Water and Power (Power System Capital Improvements; SPA Bank of America, N.A.),
[e]	Series B-3-REMK, 1.44% due 7/1/2035 (put 1/2/2020)	6,785,000	6,785,000
[e]	Series B-7-REMK, 1.44% due 7/1/2035 (put 1/2/2020)	6,730,000	6,730,000
[e]	Los Angeles Department of Water and Power (Power System Capital Improvements; SPA TD Bank, N.A.), Series B-6-REMK, 1.44% due 7/1/2034 (put 1/2/2020)	3,500,000	3,500,000
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,136,900
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2020 - 9/1/2023	2,675,000	2,833,146
	Mark West Union School District (Educational Facilities; Insured: Natl-Re) GO, 4.125% due 8/1/2020	670,000	671,702
[e]	Metropolitan Water District of Southern California (SPA Citibank N.A.), Series A, 1.44% due 7/1/2047 (put 1/2/2020)	2,120,000	2,120,000
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,804,574
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,000,000	1,101,390
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,717,322
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,236,568

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2019 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	$ 4,415,000	$ 4,791,928
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,468,250
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,169,239
	Palomar Pomerado Health (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2021	2,850,000	2,785,732
	Pasadena (2019 Crossover) USD GO, Series B, 5.00% due 8/1/2025	1,000,000	1,218,370
	Pasadena (Educational Facilities Improvements) USD GO, 5.00% due 8/1/2024 - 8/1/2025	615,000	740,400
	Pittsburg Successor Agency Redevelopment Agency (Insured: AGM), Series A, 5.00% due 9/1/2021	1,000,000	1,062,640
	Pomona (Educational Facilities Improvements; Insured: Natl-Re) USD GO, Series A, 6.10% due 2/1/2020	465,000	466,818
	Pomona Public Financing Authority (Facilities Improvements), Series BC, 3.00% due 6/1/2020	250,000	252,095
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	825,326
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	2,107,524
	Redevelopment Agency of the City and County of San Francisco (Yerba Buena Center Redevelopment Project Area; Insured: AGM), 5.00% due 6/1/2020	1,730,000	1,758,510
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,218,871
	Ridgecrest Redevelopment Agency (Redevelopment Project) ETM, 5.50% due 6/30/2020	1,040,000	1,063,306
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects), Series A, 5.00% due 11/1/2020 - 11/1/2021	1,205,000	1,266,316
	Riverside County Public Financing Authority, 4.00% due 5/1/2021	295,000	306,242
	Riverside County Public Financing Authority (Capital Facilities Project),
	4.00% due 11/1/2020	465,000	477,090
	5.00% due 11/1/2021 - 11/1/2025	2,000,000	2,285,250
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,245,000	1,446,988
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,600,000	3,794,292
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2020 - 7/1/2022	1,600,000	1,695,997
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2021 - 3/1/2025	5,360,000	5,999,828
	Salinas Valley Solid Waste Authority AMT (Insured: AGM), Series A, 5.00% due 8/1/2023	1,530,000	1,729,099
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	9,164,680
	San Diego (Educational System Capital Projects; Insured: Natl-Re) USD GO, Series D-1, 5.50% due 7/1/2020	1,390,000	1,421,470
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2030	330,000	429,835
	San Francisco City and County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	6,203,600
	San Francisco City and County Airports Commission (San Francisco International Airport) AMT, Series H, 5.00% due 5/1/2028	6,500,000	8,111,090
	San Jose, Series A1, 3.50% due 10/1/2021	95,000	96,730
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2021 - 6/15/2023	1,995,000	2,199,624
	Santa Ana Public Facilities Corp. (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2020	2,035,000	2,019,819
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	8,176,590
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,322,290
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,535,000	4,218,907
	South Bay/San Diego County USD GO, Zero Coupon due 8/1/2022	2,250,000	2,168,752
[a]	Southern California Public Power Authority (Magnolia Power Project A), Series 1, 2.00% due 7/1/2036 (put 7/1/2020)	5,000,000	5,009,550
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,306,658
[e]	State of California (Kindergarten-B1-RMKT-; LOC Citibank N.A.) GO, 1.37% due 5/1/2034 (put 1/2/2020)	8,635,000	8,635,000
[e]	State of California (Kindergarten-B1-RMKT-; LOC U.S. Bank N.A.) HFFA, 1.37% due 9/1/2028 (put 1/2/2020)	1,665,000	1,665,000
[e]	State of California (Kindergarten-B3-RMKT-; LOC Citibank N.A.), 1.38% due 5/1/2034 (put 1/2/2020)	3,360,000	3,360,000
[e]	State of California (LOC MUFG Union Bank N.A.) GO, Series B-SUBSER B-5-3/29/17, 1.39% due 5/1/2040 (put 1/2/2020)	5,000,000	5,000,000
	State of California (Various Capital Projects) GO, 5.00% due 9/1/2020	2,000,000	2,053,500
	State of California GO, 5.00% due 11/1/2029	5,000,000	6,582,550
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2020 - 10/1/2027	3,960,000	4,614,699
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,189,510
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,472,370
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,770,000	2,153,366
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	4,021,680
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project), 5.00% due 10/1/2020	325,000	334,737
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,608,779
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2024 - 9/1/2026	1,600,000	1,925,431
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,657,479
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,503,850
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2020 - 8/1/2021	2,685,000	2,789,732
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	516,775

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2019 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	$ 2,000,000	$ 2,462,920
Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,423,378
Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2020 - 10/1/2026	4,835,000	5,486,452
Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2020 - 9/1/2025	2,090,000	2,313,373
Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,639,203
Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,239,680
Tulare Public Financing Authority (Insured: BAM),
4.00% due 4/1/2020 - 4/1/2022	725,000	753,629
5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,684,542
Upper Lake Union High School District (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2020	330,000	327,502
Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,797,245
Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2020 - 9/1/2023	1,275,000	1,390,101
West Sacramento Financing Authority (Insured: AGC), Series A, 5.00% due 9/1/2020	1,040,000	1,063,910
Total Investments — 100.4% (Cost $498,843,464)		$516,397,235
Liabilities Net of Other Assets — (0.4)%		(2,087,093)
Net Assets — 100.0%		$514,310,142

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2019.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $8,992,480, representing 1.75% of the Fund’s net assets.
d	When-issued security.
e	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
f	Segregated as collateral for a when-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.